Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerator And Denominator Used In The Basic And Diluted EPS Computations

For the year ended December 31, 2011	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2010	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2009	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$145,252
Less: Series A preferred share dividends	(14,464)

Basic EPS:
Income from continuing operations attributable to common shareholders	$130,788	67,340,000	$1.94
Effect of dilutive securities:
Convertible Series A preferred shares	14,464	15,803,000
Share-based payments	—	23,000

Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$145,252	83,166,000	$1.75